Note 6 Expected loss variation (Details)	Jun. 30, 2025	Dec. 31, 2024
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.78%	1.53%
GDP over100 bp	(1.65%)	(1.70%)
Bbva group [Member] | Retail segment
Basic point [Line Items]
GDP -100 bp	1.61%	1.35%
GDP over100 bp	(1.48%)	(1.45%)
Bbva group [Member] | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.16%	0.17%
GDP over100 bp	(0.16%)	(0.20%)
Bbva group [Member] | Debt securities [Member]
Basic point [Line Items]
GDP -100 bp	0.01%	0.01%
GDP over100 bp	(0.01%)	(0.01%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.33%	0.28%
GDP over100 bp	(0.30%)	(0.26%)
SPAIN | Retail segment
Basic point [Line Items]
GDP -100 bp	0.24%	0.20%
GDP over100 bp	(0.21%)	(0.18%)
Housing price -100 bp	0.29%	0.28%
Housing price over100 bp	(0.28%)	(0.27%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.09%	0.08%
GDP over100 bp	(0.08%)	(0.08%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.18%	0.74%
GDP over100 bp	(1.07%)	(0.92%)
MEXICO | Retail segment
Basic point [Line Items]
GDP -100 bp	1.14%	0.72%
GDP over100 bp	(1.04%)	(0.89%)
MEXICO | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.03%	0.02%
GDP over100 bp	(0.03%)	(0.03%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.07%	0.32%
GDP over100 bp	(0.09%)	(0.33%)
TURKEY | Retail segment
Basic point [Line Items]
GDP -100 bp	0.05%	0.27%
GDP over100 bp	(0.06%)	(0.21%)
TURKEY | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.02%	0.05%
GDP over100 bp	(0.04%)	(0.09%)